Exhibit 1

KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”):

Re: ARE Commercial Mortgage Trust 2026-AOTS – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ARE 2026-AOTS Securitization Tape.xlsx” provided by the Company on September 17, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related mortgaged property (the “Mortgaged Property”) as of October 11, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by ARE Commercial Mortgage Trust 2026-AOTS, Commercial Mortgage Pass-Through Certificates, Series 2026-AOTS (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for the Mortgage Loan and related Mortgaged Property in the Data File and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California
September 17, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Property Name	Provided by the Company
Original Balance	Draft Loan Agreement
Number of Properties	Appraisal
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Property Sub-Type	Appraisal
Units/SF	Underwriting File
Unit of Measure	Underwriting File
Year Built	Appraisal
Year Renovated	Appraisal
Single-Tenant (Y/N)	Underwriting File
Owner-Occupied >20% (Y/N - %)	Provided by the Company
Percent Leased	Underwriting File
Percent Leased as of Date	Underwriting File
Ownership Interest	Provided by the Company
Ground Lease Expiration Date	Provided by the Company
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Provided by the Company
Nonrecourse Carve-out Guarantor	Draft Guaranty; Draft Loan Agreement
Loan Purpose	Provided by the Company
Note Date	Provided by the Company
First Payment Date	Provided by the Company
First P&I Payment Date	Draft Loan Agreement
Maturity Date	Provided by the Company
Lockbox Type	Draft Cash Management Agreement
Cash Management Status	Draft Cash Management Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Draft Loan Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Draft Loan Agreement
Original Amort. Term (mos.)	Draft Loan Agreement
Remaining Amort. Term (mos.)	Draft Loan Agreement
Amort. Type	Draft Loan Agreement
Interest Accrual Method	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
As-Stabilized Appraisal Valuation Date	Appraisal
As-Stabilized Appraised Value	Appraisal
Rate	Provided by the Company
Trustee / Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Third Most Recent Revenues	Underwriting File
Third Most Recent Expenses	Underwriting File
Third Most Recent NOI	Underwriting File
Third Most Recent NOI Date	Underwriting File
Third Most Recent Description	Underwriting File
Second Most Recent Revenues	Underwriting File
Second Most Recent Expenses	Underwriting File
Second Most Recent NOI	Underwriting File
Second Most Recent NOI Date	Underwriting File
Second Most Recent Description	Underwriting File
Most Recent Revenues	Underwriting File
Most Recent Expenses	Underwriting File
Most Recent NOI	Underwriting File
Most Recent NOI Date	Underwriting File
Most Recent Description	Underwriting File
Underwritten EGI	Underwriting File
Underwritten Expenses	Underwriting File
Underwritten NOI	Underwriting File
Underwritten Cap Ex	Underwriting File
Underwritten TI/LC	Underwriting File
Underwritten NCF	Underwriting File
Largest Tenant by UW Gross Rent	Underwriting File
Lease Expiration Date of Largest Tenant	Underwriting File
NSF of Largest Tenant	Underwriting File
2nd Largest Tenant by UW Gross Rent	Underwriting File
Lease Expiration of 2nd Largest Tenant	Underwriting File
NSF of 2nd Largest Tenant	Underwriting File
3rd Largest Tenant by UW Gross Rent	Underwriting File
Lease Expiration of 3rd Largest Tenant	Underwriting File
NSF of 3rd Largest Tenant	Underwriting File
4th Largest Tenant by UW Gross Rent	Underwriting File
A-2

ATTACHMENT A

Attribute	Source Document(s)
Lease Expiration of 4th Largest Tenant	Underwriting File
NSF of 4th Largest Tenant	Underwriting File
5th Largest Tenant by UW Gross Rent	Underwriting File
Lease Expiration of 5th Largest Tenant	Underwriting File
NSF of 5th Largest Tenant	Underwriting File
Tax Escrow in Place (Y/N)	Draft Loan Agreement
Initial Tax Escrow Amount ($)	Draft Loan Agreement
Ongoing Tax Escrow - Monthly ($)	Draft Loan Agreement
Terms or Conditions for Springing Tax Reserve Requirement	Draft Loan Agreement
Insurance Escrow in Place (Y/N)	Draft Loan Agreement
Initial Insurance Escrow Amount ($)	Draft Loan Agreement
Ongoing Insurance Escrow - Monthly ($)	Draft Loan Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Draft Loan Agreement
Deferred Maintenance Escrow in Place (Y/N)	Provided by the Company
Deferred Maintenance Escrow Amount ($)	Provided by the Company
Cap Ex Escrow in Place (Y/N)	Draft Loan Agreement
Initial Cap Ex Escrow Amount ($)	Draft Loan Agreement
Ongoing Cap Ex Escrow - Monthly ($)	Draft Loan Agreement
Cap Ex Reserve Cap ($ and Description)	Draft Loan Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Draft Loan Agreement
TI/LC Escrow in Place (Y/N)	Provided by the Company
Initial TI/LC Escrow Amount ($)	Provided by the Company
Ongoing TI/LC Escrow - Monthly ($)	Draft Loan Agreement
TI/LC Reserve Cap ($ and Description)	Draft Loan Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Draft Loan Agreement
Upfront Debt Service Reserve ($)	Draft Loan Agreement
Monthly Debt Service Reserve ($)	Draft Loan Agreement
Debt Service Reserve Cap ($)	Draft Loan Agreement
Description of "Other" Escrows	Draft Loan Agreement
Initial Other Escrow Amount ($)	Provided by the Company
Ongoing Other Escrow - Monthly ($)	Draft Loan Agreement
Other Reserve Cap ($)	Draft Loan Agreement
Terms or Conditions for Springing Other Reserve Requirement	Draft Loan Agreement
Other Escrow Description/ Release Provisions	Draft Loan Agreement
Phase I Date	Phase I Environmental Report
Phase II Date	Phase II Environmental Report
Engineering Report Date	Engineering Report
A-3

ATTACHMENT A

Attribute	Source Document(s)
Seismic Report Date	Seismic Report
Earthquake Zone 3 or 4 (Y/N)	Seismic Report
PML %	Seismic Report
Earthquake Insurance (Y/N)	Draft Insurance Summary Report
Windstorm Insurance (Y/N)	Draft Insurance Summary Report
Flood Zone (Y/N)	Draft Insurance Summary Report
Flood Insurance (Y/N)	Draft Insurance Summary Report
Environmental Insurance (Y/N)	Draft Insurance Summary Report
Environmental Insurance in Lieu of Phase II (Y/N)	Draft Insurance Summary Report; Phase I Environmental Report
Due Date	Draft Loan Agreement
Prepayment String	Provided by the Company
Pari Passu (Y/N)?	Provided by the Company
A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Balance	Set equal to Original Balance
Maturity Date Balance	Set equal to Original Balance
Cut-Off Date Balance per Unit or SF	Cut-Off Date Balance divided by Units/SF
Original Term to Maturity or ARD (mos.)	Number of payments between and including the First Payment Date and the Maturity Date
Remaining Term to Maturity or ARD (mos.)	Original Term to Maturity or ARD (mos.) minus Seasoning (mos.)
Original IO Period (mos.)	Set equal to Original Term to Maturity or ARD (mos.)
Remaining IO Period (mos.)	Original IO Period (mos.) minus Seasoning (mos.)
Seasoning (mos.)	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of 0
Underwritten NOI DSCR (x)	Underwritten NOI divided by the product of (i) Cut-Off Date Balance, (ii) Rate and (iii) 365/360
Underwritten NCF DSCR (x)	Underwritten NCF divided by the product of (i) Cut-Off Date Balance, (ii) Rate and (iii) 365/360
Cut-Off Date LTV	Cut-Off Date Balance divided by As-Is Appraised Value
Maturity Date LTV	Maturity Date Balance divided by As-Stabilized Appraised Value
Underwritten NOI Debt Yield	Underwritten NOI divided by Cut-Off Date Balance
Underwritten NCF Debt Yield	Underwritten NCF divided by Cut-Off Date Balance
% NSF of the Largest Tenant	NSF of Largest Tenant divided by Units/SF
% NSF of 2nd Largest Tenant	NSF of 2nd Largest Tenant divided by Units/SF
% NSF of 3rd Largest Tenant	NSF of 3rd Largest Tenant divided by Units/SF
% NSF of 4th Largest Tenant	NSF of 4th Largest Tenant divided by Units/SF
% NSF of 5th Largest Tenant	NSF of 5th Largest Tenant divided by Units/SF

B-1